Additional information about derivatives financial instruments - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (38)	$ (46)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(38)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(181)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(324)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(38)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(42)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(46)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(38)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(39)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(39)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(77)	(370)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(77)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(229)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(382)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(77)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(85)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(95)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(77)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(95)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(113)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(77)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(95)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(114)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(18)	(8)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(18)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(164)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(310)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(18)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(23)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(29)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(18)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(26)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(33)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	46	(80)
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	46
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(153)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(352)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	46
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	31
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	15
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	46
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	12
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(20)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of liabilities	46
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	23
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	1
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	104
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	97
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	90
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of assets	104
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	99
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	93
NDF | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	1
NDF | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(7)
NDF | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(15)
NDF | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	1
NDF | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	1
NDF | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	1
NDF | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	(2)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(99)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(93)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(35)	$ (1)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(35)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(198)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(360)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Probable
Derivative financial instruments.
Fair value of liabilities	(35)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(36)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(37)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(35)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(43)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(52)
Protected item: EUR denominated debt | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of assets	(198)
Protected item: EUR denominated debt | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of assets	360
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	12
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(69)
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(115)
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	69
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	115
Maritime Freight protection - Forwards | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(3)
Maritime Freight protection - Forwards | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(7)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	3
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	7
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	150
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(31)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(224)
Protected item: Part of nickel future revenues | Nickel price fluctuation | Scenario I
Derivative financial instruments.
Fair value of assets	31
Protected item: Part of nickel future revenues | Nickel price fluctuation | Scenario II
Derivative financial instruments.
Fair value of assets	224
WPM Warrants | WPM stock price decrease | Probable
Derivative financial instruments.
Fair value of assets	26
WPM Warrants | WPM stock price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	8
WPM Warrants | WPM stock price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	1
Conversion options - VLI | VLI stock value increase | Probable
Derivative financial instruments.
Fair value of liabilities	(51)
Conversion options - VLI | VLI stock value increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(84)
Conversion options - VLI | VLI stock value increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(127)
Option - SPCs Casa dos Ventos | Iron ore price decrease | Probable
Derivative financial instruments.
Fair value of assets	24
Option - SPCs Casa dos Ventos | Iron ore price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	8
Option - SPCs Casa dos Ventos | Iron ore price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	1
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments.
Fair value of assets	2
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(8)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Gas purchase | Pellet price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(5)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(69)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(253)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	$ (520)